CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and due from banks	$ 24,079,590	$ 20,225,123
Interest-bearing deposits with banks	14,205,335	9,587,601
Federal funds sold	967,000	1,064,000
Total cash and cash equivalents	39,251,925	30,876,724
Held-to-maturity securities (fair value of $9,624,427 in 2013 and $7,055,499 in 2012)	8,438,435	8,470,103
Available-for-sale securities	244,050,671	214,392,682
Other securities	5,533,850	3,437,750
Total securities	258,022,956	226,300,535
Loans held for sale	3,679,521	5,585,373
Loans, net of allowance for loan losses of $5,727,800 in 2013 and $4,726,618 in 2012	573,894,868	403,384,642
Interest receivable	3,291,887	2,887,287
Premises and equipment	32,071,741	22,242,838
Cash surrender value of life insurance	6,593,403	6,441,109
Goodwill	10,620,814	9,362,498
Other assets	13,462,960	14,304,274
Total assets	940,890,075	721,385,280
Deposits:
Noninterest-bearing	173,793,894	109,624,640
Interest-bearing	606,177,141	487,001,945
Total deposits	779,971,035	596,626,585
Interest payable	399,976	212,041
Borrowed funds	52,000,000	36,770,773
Subordinated debentures	10,310,000	10,310,000
Other liabilities	13,100,724	11,580,415
Total liabilities	855,781,735	655,499,814
Stockholders' Equity:
Preferred stock, no par value, $1,000 per share liquidation, 10,000,000 shares authorized; 17,123 shares issued and outstanding in 2013 and 2012, respectively	17,102,507	17,020,539
Common stock, par value $1 per share: 10,000,000 shares authorized; 5,122,941 and 3,133,596 shares issued and outstanding in 2013 and 2012, respectively	5,122,941	3,133,596
Additional paid-in capital	42,086,463	23,710,775
Retained earnings	22,508,918	19,951,173
Accumulated other comprehensive income (loss)	(1,248,844)	2,533,028
Treasury stock, at cost	(463,645)	(463,645)
Total stockholders' equity	85,108,340	65,885,466
Total liabilities and stockholders' equity	$ 940,890,075	$ 721,385,280